DUE TO RELATED PARTY (Details Textual) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Due to related parties	$ 2,120,536	$ 1,508,566	$ 718,261
Hua Mei Investments Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,120,536	$ 1,508,566	$ 718,261